MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The Company invests in debt and equity marketable securities, which are classified as available-for-sale. The following is a summary of the Company's investment in marketable securities:

	December 31, 2011				December 31, 2010
	Amortized	Gross unrealized	Gross unrealized	Fair	Amortized	Gross unrealized	Gross unrealized	Fair
	cost	Gains	Losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$9,146	$1,087	$(117)	$10,116	$9,885	$586	$(220)	$10,251
Corporate debentures	559	1	-	560	1,773	25	-	1,798

	$10,127	$1,074	$(525)	$10,676	$11,658	$611	$(220)	$12,049

The amortized cost and fair value of debt marketable securities as of December 31, 2011, by contractual maturity, are shown below:

	Amortized cost	Fair market value

Matures in one year	$559	$560

Total	$559	$560